LIQUIDITY AND GOING CONCERN CONSIDERATIONS (Details Narrative) - USD ($)		12 Months Ended
	Jan. 03, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loss on derivative liability		$ 89,523,091
Stock-based compensation		123,754	$ 1,536,895
Depreciation, depletion and accretion		14,107
Non-cash items net		99,122,826
Equity loss on unconsolidated entity		(9,461,874)	(9,430,946)
Stockholders' deficit		(17,123,633)	(71,813,552)	$ (102,225,562)
Long-term debt		33,927,760	21,500,000
Net loss		107,741,965
Loan Agreement [Member]
Agreed to loan to the company		25,000,000
Loan proceeds	$ 25,000,000	25,000,000
Promissory note principal amount			$ 26,315,789
Original issue discount			5.00%
LIQUIDITY AND GOING CONCERN CONSIDERATIONS
Working capital deficit		16,600,000
Stockholders' deficit		17,123,633
Long-term debt		33,927,760
Derivative liability		7,600,000
Warrant liability		$ 5,900,000